Group income statement - USD ($) shares in Millions, $ in Millions		6 Months Ended
		Jun. 30, 2019	Jun. 30, 2018
Consolidated operations
Consolidated sales revenue		$ 20,722	$ 19,914
Net operating costs (excluding items shown separately)		(12,818)	(13,472)
Impairment charges	[1]	(2,349)	(123)
Gains/losses on disposals/acqusition of businesses	[2]	0	176
Exploration and evaluation costs		(287)	(232)
Profit relating to interests in undeveloped projects	[2]	8	195
Operating profit		5,276	6,458
Share of profit after tax of equity accounted units		208	326
Profit before finance items and taxation		5,484	6,784
Finance items
Net exchange gains on US external debt and intragroup balances		104	385
Net losses on derivatives not qualifying for hedge accounting		(109)	(14)
Finance income		175	100
Finance costs	[3]	(273)	(332)
Amortisation of discount		(195)	(191)
Net finance income (expense)		(298)	(52)
Profit before taxation		5,186	6,732
Taxation		(2,255)	(2,233)
Profit for the period		2,931	4,499
- attributable to owners of Rio Tinto (net earnings)		4,130	4,380
- attributable to non-controlling interests		$ (1,199)	$ 119
Basic earnings per share (in USD per share)	[4]	$ 2.525	$ 2.516
Diluted earnings per share (in USD per share)	[4]	$ 2.507	$ 2.499
Accelerated Future Interest Payments Associated With Redemption Of Bonds			$ 94
Borrowing costs capitalised		$ 166	$ 141
Weighted average number of ordinary shares outstanding (in shares)		1,635.6	1,740.9
- Rio Tinto plc
Finance items
Weighted average number of ordinary shares outstanding (in shares)		1,265.1	1,328.9
- Rio Tinto Limited
Finance items
Weighted average number of ordinary shares outstanding (in shares)		370.5	412.0

[1]	Refer to Impairment charges note on pages F-11 and F-12.
[2]	Refer to Acquisitions and disposals note on pages F-13 and F-14.
[3]	Finance costs in the income statement include hedging adjustments and are net of amounts capitalised of US$166 million (30 June 2018: US$141 million).Rio Tinto completed a bond buy-back programme in April 2018 for US$1.9 billion (nominal value). The early redemption of these bonds accelerated the recognition of future interest payments associated with them. Included in finance costs in the six months ended 30 June 2018 is a net charge of US$94 million attributable to early redemption of these bonds.
[4]	For the purpose of calculating basic earnings per share, the weighted average number of Rio Tinto plc and Rio Tinto Limited shares outstanding during the period was 1,635.6 million (30 June 2018: 1,740.9 million), being the average number of Rio Tinto plc shares outstanding of 1,265.1 million (30 June 2018: 1,328.9 million), plus the average number of Rio Tinto Limited shares outstanding of 370.5 million (30 June 2018: 412.0 million). The profit figures used in the calculation of basic and diluted earnings per share are the profits attributable to owners of Rio Tinto. For the purpose of calculating diluted earnings per share, the effect of dilutive securities is added to the weighted average number of shares. This effect is calculated under the treasury stock method.